FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
Summary of Finance Costs

	2024	2023	2022
	US$’000	US$’000	US$’000
Interest on lease liabilities	1,770	1,394	527
Collaboration interest-bearing advanced funding	19,845	20,400	10,269
Total Finance Costs	21,615	21,794	10,796